DISCONTINUED OPERATIONS (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Operating activities
Earnings from discontinued operations		$ (6.3)	$ 1.6
Adjustments for:
Reversal of inventory write-down		2.8	(8.8)
Foreign exchange losses (gains)		(43.8)	(12.0)
Other non-cash adjustments		46.4	28.3
Income tax (recovery) expense		(115.9)	(2.1)
Finance costs		(13.2)	(9.9)
Change in non-cash operating working capital		(40.9)	20.3
Income taxes paid		17.6	(2.4)
Cash generated from operations		342.2	282.2
Investing activities
Mining interests	[1]	567.0	555.9	[2]
Proceeds from the sale of assets		65.3	0.7
Cash used by investing activities		(533.6)	(568.6)
Change in cash and cash equivalents		30.3	(149.6)
Discontinued operations [member]
Operating activities
Earnings from discontinued operations		(6.3)	1.6
Adjustments for:
Reversal of inventory write-down		(0.4)	0.0
Foreign exchange losses (gains)		(2.1)	0.3
Reclamation and closure costs paid		(0.1)	(0.1)
Depreciation and depletion		24.6	70.3
Other non-cash adjustments		5.1	(3.9)
Income tax (recovery) expense		0.3	(3.9)
Finance costs		0.8	0.6
Impairment loss on held-for-sale assets		49.0	0.0
Adjustments for fair value losses (gains)		70.9	64.9
Change in non-cash operating working capital		2.1	0.7
Income taxes paid		(5.8)	(8.4)
Cash generated from operations		67.2	57.2
Investing activities
Mining interests		(34.7)	(11.1)
Proceeds from the sale of assets		0.1	0.7
Cash used by investing activities		(34.6)	(10.4)
Change in cash and cash equivalents		$ 32.6	$ 46.8

[1]	Capital expenditures per consolidated statement of cash flows.
[2]	Prior-year period comparatives have been revised as per note 5.